RESTRUCTURING COSTS: (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Restructuring Cost [Line Items]
Restructuring costs	$ 986
Restructuring expenses paid	599
One-time employee termination benefits [Member]
Restructuring Cost [Line Items]
Restructuring costs	202
Contract termination [Member]
Restructuring Cost [Line Items]
Restructuring costs	$ 784